STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended	21 Months Ended	24 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2012	Mar. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (115,021)	$ 2	$ (404,551)	$ (408,386)	$ (523,407)
Adjustments to reconcile net loss to net cash used in operating activities:
Increase / (Decrease) in accounts payable			12,350	12,435
Increase in accounts payable and accrued expenses	6,797	(2)			19,231
NET CASH USED IN OPERATING ACTIVITIES	(108,224)	0	(392,201)	(395,951)	(504,176)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid for deposit on acquisition	(25,000)		(40,000)	(40,000)	(65,000)
NET CASH USED IN INVESTING ACTIVITIES	(25,000)	0	(40,000)	(40,000)	(65,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of convertible debentures	75,000				75,000
Proceeds from sale of common stock	23,000		467,500	471,250	494,250
NET CASH PROVIDED BY FINANCING ACTIVITIES	98,000	0	467,500	471,250	569,250
INCREASE (DECREASE) IN CASH	(35,224)	0	35,299	35,299	74
CASH, BEGINNING OF PERIOD	35,299
CASH, END OF PERIOD	74		35,299	35,299	74
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest paid
Income taxes paid